Long-term Employee-related Obligations - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Long-term investments earmarked for severance pay liabilities in Israel	$ 112	$ 97
Expected contributions to pension funds	128
2026	19
2027	14
2028	15
2029	16
2030	17
2031 to 2035	$ 91